Other Current Assets - Summary of Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other Current Assets [line items]
Proceeds from disposal of equity securities	¥ 600	$ 100	¥ 6,485	¥ 1,354
Gain on disposal on equity investments	¥ 2,300	$ 300	¥ 5,400